Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected option life	7 years	7 years	8 years
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$ 10.35	$ 3.26	$ 3.58
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.14%	1.90%	2.48%
Exercise multiple	2	2	2
Expected forfeiture rate (post-vesting)	0.00%	0.00%	1.00%
Volatility rate	39.00%	43.00%	47.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.00%	2.77%	2.77%
Exercise multiple	3	3	3
Expected forfeiture rate (post-vesting)	12.00%	12.00%	12.00%
Volatility rate	47.00%	50.00%	51.00%